Assumptions Used to Determine Projected Benefit Obligations at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic)	Mar. 31, 2011	Mar. 31, 2010
Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.00%
Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.75%	2.00%